Property and Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

4. PROPERTY  AND EQUIPMENT

Property and equipment as of March 31, 2023 and December 31, 2022 are summarized as follows:

	March 31, 2023	December 31, 2022
	(Unaudited)
Land	$364,527	$361,193
Buildings and leasehold improvements	2,227,803	2,226,687
Machinery and equipment	1,117,813	1,116,789
Office equipment	175,314	173,766
	3,885,457	3,878,435
Less: accumulated depreciation	(3,313,879)	(3,304,457)
Property and equipment, net	$571,578	$573,978

Depreciation expenses were $6,493 and $5,411 for three months ended March 31, 2023 and 2022, respectively.

5. PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2022 and 2021 are summarized as follows:

	December 31, 2022	December 31, 2021
Land	$361,193	$400,091
Buildings and leasehold improvements	2,226,687	2,235,061
Machinery and equipment	1,116,789	1,013,376
Office equipment	173,766	191,824
	3,878,435	3,840,352
Less: accumulated depreciation	(3,304,457)	(3,314,471)
Property and equipment, net	$573,978	$525,881

Depreciation expense were $23,799 and $11,993 for the years ended December 31, 2022 and 2021, respectively. As of December 31, 2022 and 2021, Land with book value amounted to approximately $361,193 and $400,091, respectively, were pledged for obtaining bank loan (see Notes 8 Bank loans).